ACCOUNTING STANDARDS AND BASIS OF PREPARATION - ECL Sensitivity (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 231,751,070
Financial assets	$ 7,177,048,816	$ 5,404,819,804
Reported Loss rate	5.80%
Irregular Portfolio Coverage	109.14%
Favorable [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 214,616,996
Reported Loss rate	5.37%
Portfolio coverage ratio	101.07%
Unfavorable [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 244,299,465
Reported Loss rate	6.11%
Portfolio coverage ratio	115.05%
Gross carrying amount
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Financial assets	$ 3,997,229,296	$ 2,919,660,541	$ 1,432,051,506